Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Billions	Mar. 31, 2023 JPY (¥)	[1]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 500
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	156
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
2028
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2029 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 341	[2]

[1]	Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards is fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.
[2]	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.